Expense Example {- Fidelity® International Sustainability Index Fund} - 10.31 Fidelity Sustainability Index Funds Combo PRO-08 - Fidelity® International Sustainability Index Fund - Fidelity International Sustainability Index Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255